15. STOCK OPTIONS AND WARRANTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants	327,316
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 9.97
Range One
Range of Exercise Prices, lower limit	$ 0.00
Range of Exercise Prices, upper limit	$ 5.00
Warrants	293,766
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 4.41
Range Two
Range of Exercise Prices, lower limit	$ 5.01
Range of Exercise Prices, upper limit	$ 90.00
Warrants	19,350
Wtd. Avg. Life	5 years
Wtd. Avg. Exercise Price	$ 11.72
Warrant
Warrants	118,835	118,585	19,865
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 6.38	$ 99.26	$ 99.26
Warrant | Range One
Range of Exercise Prices, lower limit	$ 0.00
Range of Exercise Prices, upper limit	$ 10.00
Warrants	118,585
Wtd. Avg. Life	4 years
Wtd. Avg. Exercise Price	$ 6.30
Warrant | Range Two
Range of Exercise Prices, lower limit	$ 10.00
Range of Exercise Prices, upper limit	$ 50.00
Warrants	250
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 43.60